Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Stock-Based Compensation

Note 13 — Stock-Based Compensation

2012 Stock Incentive Plan

In January 2011, the Board approved the 2012 Stock Incentive Plan (the “2012 Plan”), which permitted grants of Incentive Stock Options (“ISOs”) and Non-statutory Stock Options (“NSOs”) to employees, directors and consultants. The maximum number of shares that can be granted under the 2012 Plan cannot exceed 1,255,000 shares. The 2012 Plan had a maximum 10-year term and as such, terminated in January 2022.

2022 Stock Incentive Plan

In April 2022, the Board approved, in conjunction with the termination of the 2012 Plan, the 2022 Stock Incentive Plan (the “2022 Plan”), permitting ISOs and NSOs to employees, directors and consultants. The maximum number of shares granted under the 2022 Plan cannot exceed 203,855 plus any shares subject to stock options granted under the 2012 Plan that expired or were otherwise terminated without having been exercised in full, were forfeited, or were repurchased by the Company. The 2022 Plan is intended as the successor to and continuation of the 2012 Plan (thereafter both the 2012 and 2022 Plans are referred to as the “Stock Incentive Plan”).

The Stock Incentive Plan provides a means whereby participants may purchase shares of common stock pursuant to ISOs or NSOs and such persons may be granted shares of common stock for consideration consisting of cash and/or past services rendered to or on behalf of the Company. ISOs may only be granted to employees. NSOs and stock purchase rights may be granted to employees and consultants. Generally, options awards only have service conditions that need to be met for the awards to vest, with the exception of grants to two non-employees that had performance obligations that were deemed to be immaterial.

The stock options generally vest over four years and have a ten-year contractual term. The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. As the Company lacks company-specific historical and implied volatility information required for valuation, the Company estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected life term of ISOs that were granted after 2013 was determined using the “simplified method” provided by the Securities and Exchange Commission in Staff Accounting Bulletins Number 107 and 110. The expected life term of NSOs is determined either by using the “simplified method,” or by calculating the time to expiry from the grant date. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant for time periods approximately equal to the expected term of the award. Expected dividend yield is zero as the Company has never paid nor does it expect to pay any cash dividend in the near future.

The following table summarizes stock option activity during the six months ended June 30, 2024:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Life (in	Value
(Unaudited)	Shares	Price	years)	(in thousands)
Outstanding, December 31, 2023	747,001	$6.17	7.45	$72
Forfeited	(4,592)	$4.76	—	—
Outstanding, June 30, 2024	742,409	$6.18	6.95	$4
Vested and expected to vest, June 30, 2024	723,710	$6.20	6.92	$4
Vested and exercisable, June 30, 2024	537,222	$6.45	6.47	$4

There were no stock options exercised during the six months ended June 30, 2024. Certain stock option grants under the Stock Incentive Plan allow the recipient to exercise the options prior to the options becoming fully vested. Under the Stock Incentive Plan, the Company retains the right to repurchase common shares that have been issued upon early exercise of options at the original issue price. Cash received for the early exercise of unvested stock options is initially recorded as a liability. At each reporting date, the vested shares are released to equity.

The fair value of awards vested was $0.2 million during the six months ended June 30, 2024. As of June 30, 2024, the total unrecognized compensation related to unvested stock option awards granted was $0.4 million, which the Company expects to recognize over a weighted-average period of approximately 2.0 years.

Total Stock-Based Compensation

The following table summarizes the total stock-based compensation expense for the stock options expense recorded in the condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2024 and 2023 (in thousands):

Six months ended June 30, (Unaudited)	2024	2023
Selling, general, and administration	$192	$176
Research and development	29	28
Total stock-based compensation	$221	$204

Note 13 — Stock-Based Compensation

2012 Stock Incentive Plan

In January 2011, the Board approved the 2012 Stock Incentive Plan (the “2012 Plan”), which permitted grants of Incentive Stock Options (“ISOs”) and Non-statutory Stock Options (“NSOs”) to employees, directors and consultants. The maximum number of shares that can be granted under the 2012 Plan cannot exceed 1,255,000 shares. The 2012 Plan had a maximum 10-year term and as such, terminated in January 2022.

2022 Stock Incentive Plan

In April 2022, the Board approved, in conjunction with the termination of the 2012 Plan, the 2022 Stock Incentive Plan (the “2022 Plan”), permitting ISOs and NSOs to employees, directors and consultants. The maximum number of shares granted under the 2022 Plan cannot exceed 203,855 plus any shares subject to stock options granted under the 2012 Plan that expired or were otherwise terminated without having been exercised in full, were forfeited, or were repurchased by the Company. The 2022 Plan is intended as the successor to and continuation of the 2012 Plan (thereafter both the 2012 and 2022 Plans are referred to as the “Stock Incentive Plan”).

The Stock Incentive Plan provides a means whereby participants may purchase shares of common stock pursuant to ISOs or NSOs and such persons may be granted shares of common stock for consideration consisting of cash and/or past services rendered to or on behalf of the Company. ISOs may only be granted to employees. NSOs and stock purchase rights may be granted to employees and consultants. Generally, options awards only have service conditions that need to be met for the awards to vest, with the exception of grants to two non-employees that had performance obligations that were deemed to be immaterial.

The stock options generally vest over four years and have a ten-year contractual term. The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. As the Company lacks company-specific historical and implied volatility information required for valuation, the Company estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected life term of ISOs that were granted after 2013 was determined using the “simplified method” provided by the Securities and Exchange Commission in Staff Accounting Bulletins Number 107 and 110. The expected life term of NSOs is determined either by using the “simplified method,” or by calculating the time to expiry from the grant date. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant for time periods approximately equal to the expected term of the award. Expected dividend yield is zero as the Company has never paid nor does it expect to pay any cash dividend in the near future.

The weighted average assumptions used to estimate the fair value of stock option granted during the years ended December 31, 2023 and 2022 are listed in the table below:

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Risk-free interest rate	3.69%	2.98%
Expected dividend yield	—%	—%
Expected term in years	6.37	6.74
Expected volatility	38.48%	36.83%

The following table summarizes stock option activity during the years ended December 31, 2023 and 2022:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Life (in	Value
	Shares	Price	years)	(in thousands)
Outstanding, December 31, 2021	585,044	$6.41	8.65	$912
Granted	69,050	$7.97
Exercised	(11,217)	$2.26
Forfeited	(23,350)	$4.65
Outstanding, December 31, 2022	619,527	$6.73	7.87	$252
Granted	160,000	$3.88
Exercised	(5,669)	$3.22
Forfeited	(22,357)	$6.94
Expired	(4,500)	$0.93
Outstanding, December 31, 2023	747,001	$6.17	7.45	$72
Vested and expected to vest, December 31, 2023	718,003	$6.19	7.41	$72
Vested and exercisable, December 31, 2023	444,839	$6.47	6.75	$71

The Company received $18.3 thousand and $25.4 thousand related to stock options exercised during the years ended December 31, 2023 and 2022, respectively. Certain stock option grants under the Stock Incentive Plan allow the recipient to exercise the options prior to the options becoming fully vested. Under the Stock Incentive Plan, the Company retains the right to repurchase common shares that have been issued upon early exercise of options at the original issue price. Cash received for the early exercise of unvested stock options is initially recorded as a liability. At each reporting date, the vested shares are released to equity.

The total Intrinsic value for stock options exercised was $30.2 thousand and $64.9 thousand during the years ended December 31, 2023 and 2022, respectively. The fair value of awards vested was $0.4 million and $0.4 million during the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the total unrecognized compensation related to unvested stock option awards granted was $0.7 million, which the Company expects to recognize over a weighted-average period of approximately 2.3 years.

Total Stock-Based Compensation

The following table summarizes the total stock-based compensation expense for the stock options expense recorded in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 (in thousands):

Years ended December 31,	2023	2022
Selling, general and administrative	$384	$318
Research and development	58	47
Total stock-based compensation	$442	$365